Finance Income and Finance Expense	6 Months Ended
Jun. 30, 2024
Finance Income and Finance Expense [Abstract]
Finance Income and Finance Expense

6. Finance Income and Finance Expense

	SIX MONTHS ENDED
	JUNE 30, 2024	JUNE 30, 2023
Interest income	513	29,209
Gain on modification of financial instruments	-	40,331
Total finance income	513	69,540
Interest expense (incl. bank charges)	6,492	575,355
Net foreign exchange loss	179,508	130,120
Revaluation loss from derivative financial instrument	-	224,086
Loss on derecognition of financial instruments	-	8,024
Total finance expense	186,000	937,585
Finance income/(expense), net	(185,487)	(868,045)